January 22, 2014

VIA ELECTRONIC SUBMISSION

CFDraft.Submission@sec.gov

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Attn:	Division of Corporate Finance

Re:	Lombard Medical, Inc.
First Confidential Submission of Draft Registration Statement on Form F-1

Ladies and Gentlemen:

On behalf of our client, Lombard Medical Inc., a Cayman Islands exempted company with limited liability (the “Company”), we hereby confidentially submit the draft Registration Statement on Form F-1 (the “Registration Statement”) pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its most recently completed fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Rule 433(h)(4) of the U.S. Securities Act of 1933, as amended.

The Company has separately submitted a confidential treatment request for certain information appearing in the exhibits to the Registration Statement.

Please direct all notices and communications with respect to this confidential submission to:

Kristian Wiggert

Covington & Burling LLP

265 Strand

London, WC2R 1BH

United Kingdom: +44 20 7067 2280

Email: kwiggert@cov.com

Please do not hesitate to contact Kristian Wiggert at the contact information above or Brian Rosenzweig at +1 212 841 1108 or by email at brosenzweig@cov.com should you have any questions regarding the enclosed documents.

Sincerely,

/s/ Covington & Burling LLP
Covington & Burling LLP

Enclosure(s)

cc:	Simon Hubbert, Chief Executive Officer, Lombard Medical Technologies plc
Ian Ardill, Chief Financial Officer, Lombard Medical Technologies plc

AUTHORIZED AND REGULATED BY THE SOLICITORS REGULATION AUTHORITY. REGISTRATION NUMBER 77071.

A LIST OF PARTNERS AND THEIR QUALIFICATIONS IS AVAILABLE FOR INSPECTION AT THE ABOVE ADDRESS.